Note 10 - Capital Stock and Reserves - Stock Option Transactions (Details)		12 Months Ended
		Mar. 31, 2026 $ / shares		Mar. 31, 2025 $ / shares		Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 0		$ 2.32		$ 5.87
Share options, balance		516,453		333,500		211,300
Share options, granted		0		339,572		238,500
Share options, exercised		(129,087)		0		(36,000)
Share options, forfeited		(223,514)		(156,589)		(80,300)
Share options, balance		163,852		516,453		333,500	211,300
Share options, exercisable		142,605		496,171		333,500
Weighted average exercise price, balance (in CAD per share)		$ 3.96		$ 7.38		$ 10.81
Weighted average exercise price, exercised (in CAD per share)		2.5		0		4.7
Weighted average exercise price, forfeited (in CAD per share)		4.21		5.86		9.95
Weighted average exercise price, balance (in CAD per share)		4.74		3.96		7.38	$ 10.81
Weighted average exercise price, exercisable (in CAD per share)		$ 5.07		$ 4.02		$ 7.38
Weighted average remaining life (years) (Year)		2 years 18 days		2 years 9 months 21 days		2 years 7 months 9 days	2 years 6 months 25 days
Stock options expiring September 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 11.61	[1]	$ 11.61	[1]	$ 12.75
Share options, balance		20,000		20,000		20,000
Share options, granted		0		0		0
Share options, exercised		0		0		0
Share options, forfeited		(20,000)		0		0
Share options, balance		0		20,000		20,000	20,000
Share options, exercisable		0		20,000		20,000
Stock options expiring March 8, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 14.12	[1]	$ 15.5
Share options, balance		0		4,000		4,000
Share options, granted				0		0
Share options, exercised				0		0
Share options, forfeited				(4,000)		0
Share options, balance				0		4,000	4,000
Share options, exercisable				0		4,000
Stock options expiring March 1, 2024 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)						$ 16.5
Share options, balance				0		15,000
Share options, granted						0
Share options, exercised						0
Share options, forfeited						(15,000)
Share options, balance						0	15,000
Share options, exercisable						0
Stock options expiring November 20, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 3.34	[1]	$ 3.64	[1]	$ 4
Share options, balance		6,000		6,000		6,000
Share options, granted		0		0		0
Share options, exercised		0		0		0
Share options, forfeited		(6,000)		0		0
Share options, balance		0		6,000		6,000	6,000
Share options, exercisable		0		6,000		6,000
Stock Options Expiring November 14, 2024 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)						$ 3.65
Share options, balance				0		0
Share options, granted						36,000
Share options, exercised						(36,000)
Share options, forfeited						0
Share options, balance						0	0
Share options, exercisable						0
Stock options expiring December 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 8.2	[1]	$ 8.2	[1]	$ 9
Share options, balance		25,000		62,000		62,000
Share options, granted		0		0		0
Share options, exercised		0		0		0
Share options, forfeited		(25,000)		(37,000)		0
Share options, balance		0		25,000		62,000	62,000
Share options, exercisable		0		25,000		62,000
Stock options expiring September 6, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 12.52	[1]	$ 13.75
Share options, balance		0		8,000		8,000
Share options, granted				0		0
Share options, exercised				0		0
Share options, forfeited				(8,000)		0
Share options, balance				0		8,000	8,000
Share options, exercisable				0		8,000
Stock options expiring December 13, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 8.65	[1]	$ 8.65	[1]	$ 9.5
Share options, balance		21,000		21,000		31,000
Share options, granted		0		0		0
Share options, exercised		0		0		0
Share options, forfeited		(21,000)		0		(10,000)
Share options, balance		0		21,000		21,000	31,000
Share options, exercisable		0		21,000		21,000
Stock options expiring March 26, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 3.01	[1]	$ 3.01	[1]	$ 3.3
Share options, balance		20,000		20,000		0
Share options, granted		0		0		20,000
Share options, exercised		(20,000)		0
Share options, forfeited		0		0
Share options, balance		0		20,000		20,000	0
Share options, exercisable		0		20,000		20,000
Stock options expiring August 25, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 5.15	[1]	$ 5.15	[1]	$ 5.65
Share options, balance		17,500		17,500		0
Share options, granted		0		0		17,500
Share options, exercised		0		0		0
Share options, forfeited		0		0		0
Share options, balance		17,500		17,500		17,500	0
Share options, exercisable		17,500		17,500		17,500
Stock options expiring September 6, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 6.01	[1]	$ 6.01	[1]	$ 6.6
Share options, balance		25,000		40,000		0
Share options, granted		0		0		40,000
Share options, exercised		0		0		0
Share options, forfeited		(17,500)		(15,000)		0
Share options, balance		7,500		25,000		40,000	0
Share options, exercisable		7,500		25,000		40,000
Stock options expiring November 1, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 6.83	[1]	$ 6.84	[1]	$ 7.5
Share options, balance		10,000		10,000		10,000
Share options, granted		0		0		0
Share options, exercised		0		0		0
Share options, forfeited		0		0		0
Share options, balance		10,000		10,000		10,000	10,000
Share options, exercisable		10,000		10,000		10,000
Stock options expiring December 1, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 4.98
Share options, balance		20,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		0
Share options, balance		20,000		20,000
Share options, exercisable		20,000
Stock options expiring January 15, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)						$ 7.25
Share options, balance				0		35,300
Share options, granted						0
Share options, exercised						0
Share options, forfeited						(35,300)
Share options, balance						0	35,300
Share options, exercisable						0
Stock options expiring November 15, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 2.51		$ 2.51
Share options, balance		55,000		0
Share options, granted		0		55,000
Share options, exercised		(40,000)		0
Share options, forfeited		(15,000)		0
Share options, balance		0		55,000		0
Share options, exercisable		0		55,000
Stock options expiring March 27, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 1.2		$ 1.2
Share options, balance		83,333		0
Share options, granted		0		83,333
Share options, exercised		0		0
Share options, forfeited		(83,333)		0
Share options, balance		0		83,333		0
Share options, exercisable		0		83,333
Stock Options Expiring December 4, 2026 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 4.98	[1]	$ 5.47
Share options, balance		20,000		20,000		0
Share options, granted				0		20,000
Share options, exercised				0		0
Share options, forfeited				0		0
Share options, balance				20,000		20,000	0
Share options, exercisable				20,000		20,000
Stock options expiring September 6, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 6.01	[1]	$ 6.01	[1]	$ 6.6
Share options, balance		60,000		85,000		0
Share options, granted		0		0		85,000
Share options, exercised		0		0		0
Share options, forfeited		0		(25,000)		0
Share options, balance		60,000		60,000		85,000	0
Share options, exercisable		60,000		60,000		85,000
Stock options expiring April 1, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 2.51		$ 2.51
Share options, balance		71,605		0
Share options, granted		0		83,194
Share options, exercised		(38,768)		0
Share options, forfeited		0		(11,589)
Share options, balance		32,837		71,605		0
Share options, exercisable		11,590		51,323
Stock options expiring November 15, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]	$ 2.51		$ 2.51
Share options, balance		36,815		0
Share options, granted		0		36,815
Share options, exercised		(20,000)		0
Share options, forfeited		(10,000)		0
Share options, balance		6,815		36,815		0
Share options, exercisable		6,815		36,815
Stock options expiring February 12, 2030 1 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 1.42
Share options, balance		36,000
Share options, granted		0
Share options, exercised		(10,319)
Share options, forfeited		(25,681)
Share options, balance		0		36,000
Share options, exercisable		0
Stock options expiring February 15, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 3.98		$ 3.98
Share options, balance		0		20,000		0
Share options, granted				0		20,000
Share options, exercised				0		0
Share options, forfeited				(20,000)		0
Share options, balance				0		20,000	0
Share options, exercisable				0		20,000
Stock options expiring February 16, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)						$ 17.5
Share options, balance				0		20,000
Share options, granted						0
Share options, exercised						0
Share options, forfeited						(20,000)
Share options, balance						0	20,000
Share options, exercisable						0
Stock options expiring February 12, 2030 2 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 1.38		$ 1.38
Share options, balance		9,200		0
Share options, granted		0		9,200
Share options, exercised		0		0
Share options, forfeited		0		0
Share options, balance		9,200		9,200		0
Share options, exercisable		9,200		9,200
Stock options expiring July 23, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	[1]			$ 3.81
Share options, balance		0		0
Share options, granted				36,000
Share options, exercised				0
Share options, forfeited				(36,000)
Share options, balance				0		0
Share options, exercisable				0
Stock options expiring February 12, 2030 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)				$ 1.42
Share options, balance		36,000		0
Share options, granted				36,000
Share options, exercised				0
Share options, forfeited				0
Share options, balance				36,000		0
Share options, exercisable				36,000

[1]	on January 31, 2025, pursuant to the Arrangement Agreement (Note 16), the Company modified the exercise price of certain stock options